Share capital (Details)	Dec. 31, 2025 Vote $ / shares
Ordinary shares
Share capital
Par value per share (in dollars per share)	$ 0
Number of votes per share | Vote	1
Preference shares
Share capital
Par value per share (in dollars per share)	$ 0